SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Subscription Revenue Installment Program and Remaining Performance Obligations (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Subscription term (in months)	24 months	24 months
Notice period (in days)	90 days	90 days
Deferred revenues	$ 286,689	$ 348,538	$ 129,140	$ 281,403